FAIR VALUE MEASUREMENT (Narrative) (Details)	12 Months Ended
Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Restricted cash restriction period	6 months
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Deposits classified as cash equivalent, notice period	3 months
Term deposits, original maturities	1 year
Short-term investments, original maturities	1 year
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Term deposits, original maturities	3 months
Equity Method Investments [Member] | Discounted cash flow [Member]
Fair Value Inputs
Weighted average cost of capital	23.00%
Volatility rate	45.70%
Interest rate	2.30%
Expected life	4 years 9 months